Operating Leases - Supplemental Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Weighted-average remaining lease term (in years)	1 month 6 days	1 year 1 month 6 days
Weighted-average incremental borrowing rate	10.00%	10.00%